Share-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options:
Number of options granted	687,685	613,473	1,046,372
Weighted Average Exercise Price
Granted	$ 47.01	$ 39.01	$ 30.96
Weighted average fair value of options granted during the year	$ 8.50	$ 8.27	$ 7.66
Stock Options
Options:
Outstanding at beginning of year	2,887,000	4,892,000	5,752,000
Number of options granted	688,000	613,000	1,046,000
Exercised	(500,000)	(2,586,000)	(1,850,000)
Forfeited/canceled	(79,000)	(32,000)	(56,000)
Outstanding at end of year	2,996,000	2,887,000	4,892,000
Options exercisable at year-end	1,877,000	1,439,000	2,781,000
Weighted Average Exercise Price
Outstanding at beginning of year	$ 28.07	$ 23.83	$ 20.96
Granted	47.01	39.01	30.96
Exercised	23.43	22.68	18.79
Forfeited/canceled	43.49	20.79	28.88
Outstanding at end of year	32.78	28.07	23.83
Options exercisable at year-end	28.45	25.17	22.86
Weighted average fair value of options granted during the year	$ 8.50	$ 8.27	$ 7.66
Average remaining contractual life (in years)	7 years 3 months 18 days
Aggregate intrinsic value (in thousands)	$ 49,323
Average remaining contractual life (in years)	6 years 7 months 6 days
Aggregate intrinsic value (in thousands)	$ 39,066